Financial liabilities	6 Months Ended
Jun. 30, 2025
Subclassifications of assets, liabilities and equities [abstract]
Financial liabilities	Financial liabilities

(in thousands of euro)	December 31, 2024	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings/leases liabilities	Exchange rate variation (non cash)	June 30, 2025
State guaranteed loan Société Générale (1)	15,125	—	7	(2,479)	—	12,653
State guaranteed loan BNP Paribas (1)	6,558	—	2	(1,082)	—	5,478
State guaranteed loans - accrued interest	—	—	—	—	—	—
Lease liabilities – Building "Le Virage" (3)	131	—	280	(137)	—	274
Lease liabilities – Premises Innate Inc.	164	—	—	(45)	(19)	100
Lease liabilities – Laboratory equipment	—	—	—	—	—	—
Lease liabilities – Vehicles	71	—	6	(26)	—	51
Lease liabilities - Printers	9	—	—	(4)	—	5
Lease liabilities - Meraki	—	—	212	(26)	—	186
Borrowing – Equipment	43	—	—	(28)	—	14
Borrowing – Building (2)	8,894	—	—	(627)	—	8,267
Total	30,995	—	507	(4,454)	(19)	27,029

(in thousands of euro)	December 31, 2023	Proceeds from borrowing	Proceeds from lease liabilities and other non cash effects	Repayments of borrowings/leases liabilities	Exchange rate variation (non cash)	June 30, 2024
State guaranteed loan Société Générale (1)	20,000	—	—	(2,432)	—	17,568
State guaranteed loan BNP Paribas (1)	8,700	—	—	(1,070)	—	7,630
State guaranteed loans - accrued interest	14	—	13	(14)	—	13
Lease liabilities – Building "Le Virage"	375	—	—	(121)	—	254
Lease liabilities – Premises Innate Inc.	246	—	—	(47)	8	207
Lease liabilities – Laboratory equipment	109	—	—	(83)	—	26
Lease liabilities – Vehicles	85	—	19	(17)	—	87
Lease liabilities - Printers	18	—	—	(4)	—	13
Borrowing – Equipment	99	—	—	(28)	—	71
Borrowing – Building (2)	10,247	—	17	(630)	—	9,634
Total	39,893	—	49	(4,446)	8	35,503

(1) As a reminder, on January 5, 2022, the Company announced that it had obtained €28.7 million in non-dilutive financing in the form of two State Guaranteed Loans from Société Générale (€20.0 million) and BNP Paribas (€8.7 million). The Company received the funds related to these two loans on December 27 and 30, 2021 respectively. Both loans have an initial maturity of one year with an option to extend to five years usable from August, 2022. They are 90% guaranteed by the French government as part of the package of measures put in place by the French government to support companies during the COVID-19 pandemic. In August 2022, the Company has requested the extension of these two loans repayment for an additional period of five years starting in 2022 and including a one-year grace period. Consequently, the Company has obtained agreements from Société Générale and BNP Paribas. The effective interest rates applied to these contracts during the additional period are 1.56% and 0.95% for Société Générale and BNP Paribas loans, respectively, excluding insurance and guarantee fees, with an amortization exemption for the entire year 2023. During this grace period, the Company will only be liable for the payment of interest and the guarantee fees. The amortization of the two loans began in 2024 for a period of four years. The state guarantee fees amounts to €877 thousand and €379 thousand for Société Générale and BNP Paribas loans respectively.
(2) On July 3, 2017, the Company borrowed from the Bank “Société Générale” in order to finance the construction of its future headquarters. This loan amounting to a maximum of €15,200 thousand will be raised during the period of the construction in order to pay the supplier payments as they become due. As of December 31, 2018 and 2019, the loan was raised at an amount of €1,300 thousand.
The loan release period was limited to August 30, 2019. On August 30, 2019, the Company drew down the remaining portion of the €15,200 thousand loan granted, for an amount of €13,900 thousand. The reimbursement of the capital has begun in August 30, 2019 and will proceed until August 30, 2031 (12 years). Given the development of its portfolio and in particular the refocusing of its activities on research and development, the Company has for the time being suspended the project to build its new head office on the land acquired in Luminy. In the meantime, the loan will be used to finance several structuring projects (improvement of the information system, development of a commercial platform, development of additional premises rented, etc.). As of June 30, 2025, the remaining capital of the loan amounted to €8,267 thousand (€8,894 thousand as of December 31, 2024.
The Company authorized collateral over financial “Société Générale” instruments amounting to €15,200 thousand. The security interest on the pledge financial instruments will be released in accordance with the following schedule: €4,200 thousand in July 2024, €5,000 thousand in August 2027 and €6,000 thousand in August 2031. Following the release of the pledge on the €4.2m financial instrument that had reached maturity, the Company received this amount in July 2024.
This loan bears a fixed interest rate of 2.01%. It is subject to a covenant based on the assumption that the total cash, cash equivalents and current and non-current financial assets are at least equal to principal as of financial year end.
(3) As a reminder, on March 13, 2023, the Company signed an amendment to the lease for the "Le Virage" building, reducing the surface area of the leased premises. The effective date of the lease amendment is March 15, 2023. As a result, and in accordance with IFRS 16, the impact on the consolidated balance sheet at the effective date of the lease amendment is as follows: write-off of a right of use (asset) of €0.5 million and a lease liability of €0.7 million.
The table below shows the schedule for the contractual repayment of financial liabilities (being principal and interest payments) as of June 30, 2025:

	Current	Non Current
	30.06.2026	30.06.2027	30.06.2028	30.06.2029	30.06.2030	>30.06.2030
(in thousands of euro)	Within 1 year	From 1st to 2nd year included	From 2nd to 3th year included	From 3th to 4th year included	From 4th to 5th year included	Over 5 years	Total

State guaranteed loan Société Générale	4,999	5,078	2,569	—	—	—	12,646
State guaranteed loan BNP Paribas	2,175	2,196	1,106	—	—	—	5,476
State guaranteed loans - accrued interest	9	—	—	—	—	—	9
Lease liabilities – Building "Le Virage"	274	—	—	—	—	—	274
Lease liabilities – Premises Innate Inc.	93	8	—	—	—	—	100
Lease liabilities – Laboratory equipment	—	—	—	—	—	—	—
Lease liabilities – Vehicles	24	19	9	—	—	—	53
Lease liabilities - Printers	4	—	—	—	—	—	4
Lease liabilities - Meraki	69	72	43	—	—	—	184
Borrowing – Equipment	14	—	—	—	—	—	14
Borrowing – Building	1,272	1,298	1,324	1,238	1,376	1,759	8,268
Bank account overdraft	8,934	8,670	5,051	1,238	1,376	1,759	27,029